Restructuring - Summary of Cash Components of Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 27,590
Ending balance	14,667	$ 27,590
2017 Restructuring
Restructuring Reserve [Roll Forward]
Costs incurred	10,757
Foreign currency translation adjustment	50
Ending balance	10,807
2017 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Costs incurred	6,174
Foreign currency translation adjustment	48
Ending balance	6,222
2017 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Costs incurred	4,583
Foreign currency translation adjustment	2
Ending balance	4,585
2016 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	32,305
Costs incurred	25,038	36,732
Release of excess accrual	(4,561)
Payments	(47,951)	(5,734)
Facility deferred rent reclassified to restructuring liability	241	1,326
Foreign currency translation adjustment	1,340	(19)
Ending balance	6,412	32,305
2016 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	18,480
Costs incurred	13,357	21,252
Release of excess accrual	(3,083)
Payments	(25,586)	(2,742)
Facility deferred rent reclassified to restructuring liability	0	0
Foreign currency translation adjustment	1,126	(30)
Ending balance	4,294	18,480
2016 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	7,882
Costs incurred	1,798	7,165
Release of excess accrual	(1,448)
Payments	(7,478)	(601)
Facility deferred rent reclassified to restructuring liability	241	1,326
Foreign currency translation adjustment	57	(8)
Ending balance	1,052	7,882
2016 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	5,943
Costs incurred	9,883	8,315
Release of excess accrual	(30)
Payments	(14,887)	(2,391)
Facility deferred rent reclassified to restructuring liability	0	0
Foreign currency translation adjustment	157	19
Ending balance	1,066	5,943
2014 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	4,111	14,620
Release of excess accrual	(325)	(473)
Payments	(3,785)	(9,406)
Foreign currency translation adjustment	(1)	(630)
Ending balance	0	4,111
2014 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	469	6,341
Release of excess accrual	(325)	(453)
Payments	(143)	(4,789)
Foreign currency translation adjustment	(1)	(630)
Ending balance	0	469
2014 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	3,428	7,627
Release of excess accrual	0	0
Payments	(3,428)	(4,199)
Foreign currency translation adjustment	0	0
Ending balance	0	3,428
2014 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	214	652
Release of excess accrual	0	(20)
Payments	(214)	(418)
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 214